Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 22 — SEGMENT INFORMATION

The Company uses the management approach in determining its operating segments. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. For purposes of internal reporting and management’s operating review, the Company’s chief executive officer does not segregate the Company’s business by service lines. Management has determined that the Company has one operating segment, which represents the Company’s consolidated operations. Accordingly, the Company has one reportable segment. The CODM assesses performance and decides how to allocate resources based on consolidated net income as reported on the consolidated statements of operations. The CODM regularly reviews all expense categories presented in the consolidated statements of operations. Accordingly, the Company has determined that the significant expense categories are those presented in the consolidated statements of operations. There are no other significant segment items regularly provided to the CODM that are not already included in the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets.

Geographic information

The Company generates revenues principally from services provided in Hong Kong and the Chinese Mainland. Revenue by geographic area, based on the location where the services are provided, consisted of the following:

	March 31,
	2026	2025	2024
Hong Kong	$2,098,333	$4,338,827	$4,529,196
Chinese Mainland	478,541	—	—
Total	$2,576,874	$4,338,827	$4,529,196

Long-lived assets by geographic area, based on the location of the assets, consisted of the following:

	March 31,
	2026	2025
Hong Kong	$519,886	$296,270
Chinese Mainland	1,899,648	-
Total	$2,419,534	$296,270

Long-lived assets consist primarily of leasehold improvements and equipment, operating lease right-of-use assets and intangible asset.